Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
OPERATING EXPENSES
General and administrative expenses	$ 630,772	$ 324,742	$ 3,654,462	$ 937,554
Total operating expenses	(630,772)	(324,742)	(3,654,462)	(937,554)
Other income:
Interest earned on cash and investments held in Trust Account	76,746	255,484	481,511	5,552,545
Other income (expense)	25,503		(33,437)
Change in fair value of convertible note	(8,496)		(399,990)
Total other income, net	93,753	255,484	48,084	5,552,545
Net (loss) income	$ (537,019)	$ (69,258)	$ (3,606,378)	$ 4,614,991
Common Class A [Member]
Other income:
Weighted average shares outstanding, basic	7,765,144	8,991,229	8,405,035	18,979,179
Weighted average shares outstanding, diluted	7,765,144	8,991,229	8,405,035	18,979,179
Basic net (loss) income per share	$ (0.07)	$ (0.01)	$ (0.43)	$ 0.20
Diluted net (loss) income per share	$ (0.07)	$ (0.01)	$ (0.43)	$ 0.20
Common Class B [Member]
Other income:
Weighted average shares outstanding, basic				3,633,242
Weighted average shares outstanding, diluted				3,633,242
Basic net (loss) income per share				$ 0.20
Diluted net (loss) income per share				$ 0.20